RESTRUCTURED SENIOR NOTE PAYABLE (Details Narrative)				12 Months Ended
	Nov. 04, 2022 USD ($)	Aug. 17, 2022 USD ($)	Dec. 15, 2021 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) $ / shares	Jan. 01, 2016
Short-Term Debt [Line Items]
Debt instrument interest rate percentage	12.00%						2.00%
Common stock, par value | $ / shares				$ 0.0001		$ 0.0001
Revalued debt amount						$ 21,290,000
December 15, 2021 Debenture [Member]
Short-Term Debt [Line Items]
Debt instrument event of default description				Upon such an Event of Default, the interest rate increases to 18% per annum and the outstanding balance of the Note increases from 5% to 15%, depending upon the specific Event of Default. As of March 31, 2024, the Company is in full compliance with the covenants and Events of Default.
Restructured Senior Note [Member].
Short-Term Debt [Line Items]
Debt instrument, fair value				$ 18,914,000
Gain (loss) on extinguishment of debt				2,540,000
Derivative fair value				12,290,000
Fair value option, changes				17,738,000
Fair value option, changes				$ 30,028,000
Share price | $ / shares				$ 0.16
Derivative, Fair Value, Net				$ 27,120,000
Change in fair value				5,830,000
Revalued debt amount						21,290,000
Revalued debt amount				$ 5,688,000		$ 2,376,000
Restructured Senior Note [Member]. | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument, measurement input				3.73
Restructured Senior Note [Member]. | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Debt instrument, measurement input				117.77
Restructured Senior Note [Member]. | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Debt instrument, measurement input				0.1017
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument face amount		$ 5,433,333
Debt instrument interest rate percentage		12.00%
Repayments of debt		$ 3,000,000
Debt instrument, fair value		$ 3,400,000
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate percentage			12.00%
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member]
Short-Term Debt [Line Items]
Debt instrument face amount			$ 16,320,000
Debt iInstrument, redemption, description			The “Redemption Repayment Price” equaled 90% multiplied by the average of the two lowest volume weighted average price per share of the Common Stock during the ten (10) trading days immediately preceding the date that the Investor delivers notice electing to redeem a portion of the Note. The redemption amount shall include an Exit Fee, consisting of a premium of 15% of the portion of the outstanding balance being paid. As the Exit Fee is to be included in every settlement of the Note, an additional 15% of the principal balance, which totals $2,448,000, was recognized along with the principal balance, and offset by a contra account in a manner similar to a debt discount. In addition to the Investor’s right of redemption, the Company has the option to prepay the Notes at any time prior to the Maturity Date by paying a premium of 15% plus the principal, interest, and fees owed as of the prepayment date.
Securities Purchase Agreement [Member] | December 15, 2021 Debenture [Member] | Debentures Subject to Mandatory Redemption [Member]
Short-Term Debt [Line Items]
Outstanding investor redeem			$ 1,000,000
Common stock, par value | $ / shares			$ 0.0001
Amended and Restated Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument face amount					$ 2,675,000
Repayments of debt	$ 10,000,000
Percentage of exit fee	15.00%
Debt instrument convertible terms of conversion feature description	Additional key modifications include i) uplist terms in which the Company was to cause the common stock to be listed for trading on either of (a) NYSE, or (b) NASDAQ, were removed, ii) Maturity date was modified from December 15, 2023 to 12 months from the Closing or termination of the Merger Agreement, provided not to be later than September 30, 2024, and iii) the outstanding balance of the Senior Note may be increased by 5% to 15% upon the occurrence of an event of default or failure to obtain the Lender’s consent or notify the Lender for certain major equity related transactions (“Trigger Events”).